Schedule III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Schedule III - Supplementary Insurance Information
SCHEDULE III
ENSTAR GROUP LIMITED
SUPPLEMENTARY INSURANCE INFORMATION
(Expressed in thousands of U.S. Dollars)

	As of December 31,				Year ended December 31,
	Deferred Acquisition Costs	Reserves for Losses and Loss Adjustment Expenses	Unearned Premiums	Policy Benefits for Life and Annuity Contracts	Net Premiums Earned	Net Investment Income	Losses and Loss Expenses and Policy Benefits	Amortization of Deferred Acquisition Costs	Other Operating Expenses	Net Premiums Written
2020
Run-off (1)	$22,736	$9,432,525	$71,629	$—	$58,695	$—	$(145,358)	$20,177	$173,247	$2,987
Investments	—	—	—	—	—	269,832	—	—	33,793	—
Legacy Underwriting (1)	21,703	1,358,529	203,052	—	513,397	32,985	371,486	150,843	158,464	429,837
Corporate & Other	—	(197,772)	—	—	—	—	189,798	—	135,975	—
Total	$44,439	$10,593,282	$274,681	$—	$572,092	$302,817	$415,926	$171,020	$501,479	$432,824
2019
Run-off	$41,753	$8,683,983	$129,715	$—	$168,496	$—	$(153,370)	$73,642	$173,531	$(25,338)
Investments	—	—	—	—	—	266,826	—	—	29,654	—
Legacy Underwriting	74,760	1,569,865	403,977	—	635,551	41,445	562,051	166,967	96,694	570,391
Corporate & Other	—	(385,444)	—	—	—	—	205,498	—	113,205	—
Total	$116,513	$9,868,404	$533,692	$—	$804,047	$308,271	$614,179	$240,609	$413,084	$545,053
2018
Run-off	$4,378	$8,132,941	$136,023	$—	$9,427	$—	$(339,389)	$4,006	$121,657	$(9,217)
Investments	—	—	—	—	—	229,012	—	—	18,375	—
Legacy Underwriting	82,880	1,505,125	470,036	105,080	686,352	32,686	635,173	173,849	122,835	663,564
Corporate & Other	—	(589,270)	—	—	—	—	27,938	—	85,919	—
Total	$87,258	$9,048,796	$606,059	$105,080	$695,779	$261,698	$323,722	$177,855	$348,786	$654,347
(1) As of December 31, 2020, the assets and liabilities of Northshore, the holding company which owns Atrium (included in the Legacy Underwriting Segment) and Arden (included in the Run-off segment), were classified as held-for-sale. Deferred acquisition costs, reserves for losses and loss adjustment expenses and unearned premiums for Northshore were $24.0 million, $254.1 million and $91.4 million, respectively. Refer to Note 5 - "Divestitures, Held-for-Sale Businesses and Discontinued Operations" for further information.